Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of March 31,
	2026	2025
Machinery equipment	$3,012,197	$2,606,707
Land (1)	557,266	523,654
Office equipment	507,809	447,411
Leasehold improvements	418,773	414,389
Motor vehicle	157,637	154,598
Furniture	22,297	22,971
Subtotal	4,675,979	4,169,730
Less: accumulated depreciation	(3,638,198)	(3,330,713)
Property, plant and equipment, net	1,037,781	839,017

Construction in progress (2)	942,983	14,942
Total property, plant and equipment, net	$1,980,764	$853,959

(1)	In June 2024, CCSC Technology Serbia signed a purchase agreement on real estate to purchase 4 lots of land located in Serbia for construction of its European production center.
(2)	In November 2025, the Group entered into a fixed-price construction contract for the manufacturing plant located in Serbia. The construction project is expected to be completed and ready for operational use in December 2026.